Notes to the interim condensed consolidated statement of financial position - Cash and cash equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Notes to the interim condensed consolidated statement of financial position
Other cash equivalents	€ 10,273	€ 17,933
Cash at bank and at hand	1,212	8,985
Bank overdrafts	(1,338)
Cash and cash equivalents	€ 10,147	€ 26,918	€ 31,240	€ 86,736